Commitment and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. COMMITMENTS AND CONTINGENCIES

Investment Commitments

The Fund’s investment portfolio may contain debt investments which are in the form of revolving and delayed draw loan commitments, which require the Fund to provide funding when requested by portfolio companies in accordance with underlying loan agreements. As of December 31, 2025 and 2024, the Fund had the following commitments to fund various revolving and delayed draw loans:

	As of December 31,
	2025	2024
Total revolving loan commitments	$1,347,979	$643,525
Less: funded commitments	(186,051)	(112,499)
Total net unfunded revolving loan commitments	1,161,928	531,026

Total unfunded delayed draw loan commitments	2,636,620	1,025,608
Less: unavailable delayed draw loan commitments due to borrowing base or other covenant restrictions	(21,494)	(603)
Total net unfunded delayed draw loan commitments	2,615,126	1,025,005
Total net unfunded revolving and delayed draw loan commitments	$3,777,054	$1,556,031

The Fund’s commitment to fund delayed draw loans is generally triggered upon the satisfaction of certain pre-negotiated terms and conditions. Generally, the most significant and uncertain term requires the borrower to satisfy a specific use of proceeds covenant. The use of proceeds covenant typically requires the borrower to use the additional loans for the specific purpose of a permitted acquisition or permitted investment, for example. In addition to the use of proceeds covenant, the borrower is generally required to satisfy additional negotiated covenants (including specified leverage levels).

The Fund has also committed $2.0 billion of subordinated certificates to the ADLP, representing the Fund’s portion of the total capital commitments to the ADLP. See Note 4 for more information on the ADLP.

In addition, as of December 31, 2025 and 2024, the Fund was party to subscription agreements to fund equity investment commitments as follows:

	As of December 31,
	2025	2024
Total equity commitments	$250,381	$24,220
Less: funded commitments	(101,398)	(3,407)
Total net unfunded equity commitments	$148,983	$20,813